CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	$ 5,536	¥ 34,726	¥ 26,390	$ (8,238)	¥ (53,600)	¥ 50,843	¥ (31,741)
Adjustments to reconcile net (loss)/income to net cash used in operating activities:
Depreciation and amortization expenses	2,097	13,154	12,055	7,640	49,711	69,822	91,507
Loss on disposal of equipment	0	0	2	5	33	16	485
Share-based compensation	483	3,032	0	14,648	95,307	0	0
Accretion of long-term loan arrangement fees	297	1,863	1,021
Amortization of debt issuance cost				788	5,129	0	0
Deferred income tax (benefit)/expense	(1,221)	(7,659)	5,545	177	1,151	(4,763)	(11,997)
Changes in operating assets and liabilities:
Accounts receivable, net	(218)	(1,368)	0	(261)	(1,695)	0	0
Restricted cash				(743)	(4,832)	(897)	(3,899)
Amounts due from a related party	1,015	6,367	0	(1,035)	(6,733)	0	0
Prepayments and other current assets	(7,367)	(46,209)	5,316	402	2,617	(16,756)	(2,716)
Inventories	(40)	(250)	739	(365)	(2,372)	430	1,520
Accounts payable	356	2,234	120	303	1,973	1,130	(659)
Accrued expenses and other current liabilities	(446)	(2,801)	8,878	7,290	47,427	20,520	11,922
Income taxes payable	709	4,446	(8,238)	(391)	(2,543)	17,959	(2,343)
Deferred revenue and customer advances	34,040	213,522	206,394	30,894	201,004	111,406	105,516
Due to a related party	(3,188)	(20,000)	0	3,075	20,000	0	0
Other non-current assets	(326)	(2,044)	(1,567)	(1,177)	(7,659)	(3,093)	2,537
Other non-current liabilities	(96)	(603)	107	54	350	(6,534)	3,588
Net cash generated from operating activities	31,631	198,410	256,762	53,066	345,268	240,083	163,720
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of equipment				2	12	190	188
Purchase of property and equipment	(1,604)	(10,063)	(12,781)	(7,736)	(50,336)	(35,450)	(34,979)
Purchase of intangible assets	(373)	(2,340)	(1,488)	(422)	(2,743)	(8,317)	(8,409)
Purchase of short-term investments	(16,739)	(105,000)	(150,000)	(59,942)	(390,000)	(615,100)	(308,000)
Cash paid for business acquisition	(2,563)	(16,076)
Proceeds from maturity of short-term investments				59,942	390,000	616,133	312,967
Loans to a related party	(23,914)	(150,000)	(150,000)	(23,055)	(150,000)	(280,000)	(200,000)
Repayment of loans from a related party				23,055	150,000	280,000	200,000
Net cash used in investing activities	(45,193)	(283,479)	(314,269)	(8,156)	(53,067)	(42,544)	(38,233)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term loan principal	(12,104)	(75,924)	0
Change in restricted cash				(1,291)	(8,401)	(11,080)	0
Proceeds from exercise of share options	5,196	32,593	0
Proceeds from loans, net of issuance costs				88,071	573,019	356,887	0
Principal repayments on loans				(46,361)	(301,639)	0	0
Capital contribution from a non-controlling interest shareholder				0	0	0	98
Proceeds from IPO, net of capitalized expenses				67,293	437,829	0	0
Distribution to a shareholder				(87,885)	(571,807)	(426,016)	0
Net cash generated from/ (used in) financing activities	(6,908)	(43,331)	0	19,827	129,001	(80,209)	98
Effects of exchange rate changes	(1,103)	(6,918)	(127)	(802)	(5,219)	5,233	2,378
Net decrease in cash, cash equivalents and restricted cash	(21,573)	(135,318)	(57,634)
Net increase in cash and cash equivalents				63,935	415,983	122,563	127,963
Cash, cash equivalents and restricted cash at beginning of period	172,958	1,084,895	656,688		656,688
Cash and cash equivalents at beginning of year	162,301	1,055,982	639,999	98,366	639,999	517,436	389,473
Cash, cash equivalents and restricted cash at end of period	151,385	949,577	599,054	172,958	1,084,895	656,688
Cash and cash equivalents at end of year	147,413	924,662	579,592	162,301	1,055,982	639,999	517,436
Supplemental disclosures of cash flow information:
Cash and cash equivalents	147,413	924,662	579,592	98,366	639,999	517,436	389,473
Restricted cash	3,972	24,915	19,462
Income taxes paid	(2,417)	(20,309)	(14,696)	(8,210)	(53,418)	(25,845)	(9,633)
Interest expense paid	(1,041)	(6,527)	(4,275)	(3,147)	(20,472)	(4,170)	0
Non-cash investing activities:
Purchase of property and equipment included in accrued expenses and other current liabilities	$ (870)	¥ (5,455)	¥ (3,858)	(1,420)	(9,241)	(7,292)	(4,660)
Consideration for business acquisitions included in accrued expenses and other current liabilities				$ 3,993	¥ 25,980	¥ 0	¥ 0